Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Cash flows from operating activities:
Net loss accumulated during the development stage	$ (2,437,365)	$ (1,690,326)	$ (3,830,226)	$ (3,628,923)	$ (13,145,722)	$ (15,583,087)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	34,244	13,470	44,633	53,492	184,895	219,139
Gain on sale of assets	(17,032)	0	5,598		5,035	(11,997)
Impairment of long-lived assets	0	0		14,893	41,777	41,777
Loss on related party indebtedness	0	0			150,741	150,741
Loss on modification of debt	312,000					312,000
Stock-based compensation expense	0	147,461	476,325	28,773	2,192,813	2,192,813
Accreted interest	79,496	0	30,244	53,049	302,822	382,318
Changes in operating assets and liabilities
Accounts receivable	(163,799)	(33,030)	49,912	(53,662)	(3,750)	(167,549)
Accounts receivable - related party	0	0			(250,000)	(250,000)
Other receivables	0	0	0	21,807	0	0
Raw materials	4,442	(133,796)	53,744	(138,245)	(84,501)	(80,059)
Work in progress	(37,736)	0				(37,736)
Prepaid expenses	(93,686)	(950)	(5,659)	(4,248)	(11,309)	(104,995)
Accounts payable and accrued expenses	136,542	489,352	878,312	31,649	1,093,983	1,230,525
Accounts payable - related party	0	0			99,259	99,259
Accrued interest	198,587	90,848	270,821	111,074	468,646	667,233
Advances from factoring of accounts receivable	112,639	0				112,639
Customer deposits	0			(37,888)	0	0
Net cash provided by (used) in operating activities	(1,871,668)	(1,116,971)	(2,026,296)	(3,548,229)	(8,955,311)	(10,826,979)
Cash flows from investing activities:
Proceeds from maturity of certificate of deposit	0	0		25,000	25,000	25,000
Purchase of certificate of deposit	0	0			(25,000)	(25,000)
Purchase of property and equipment	(2,143)	(37,394)	(40,114)	(79,222)	(367,231)	(369,374)
Proceeds from sale of equipment	29,122	0			9,520	38,642
Deposits	0	0		(950)	(6,200)	(6,200)
Purchases of patents and trademarks	0	0			(44,808)	(44,808)
Net cash used in investing activities	26,979	(37,394)	(40,114)	(55,172)	(408,719)	(381,740)
Cash flows from financing activities:
Proceeds from convertible notes payable	1,229,000	150,000	675,000	2,000,000	3,963,878	5,192,878
Payments on short term notes payable	(22,000)	0		0	(250,000)	(272,000)
Proceeds from short-term notes	0	135,000	197,000		197,000	197,000
Proceeds from long-term debt	0	0	109,203	350,000	1,505,317	1,505,317
Payments on long-term debt	(30,192)	(8,311)	(13,804)	(15,776)	(40,380)	(70,572)
Issuance of common stock	668,407	827,190	932,191	1,109,688	3,987,215	4,655,622
Warrants exercised for common stock	0			1,000	1,000	1,000
Net cash provided by financing activities	1,845,215	1,103,879	1,899,590	3,444,912	9,364,030	11,209,245
Change in cash and cash equivalents	526	(50,486)	(166,820)	(158,489)	0	526
CASH AND CASH EQUIVALENTS, beginning of period	0	166,820	166,820	325,309	0	0
CASH AND CASH EQUIVALENTS, end of period	526	116,334	0	166,820	0	526
NON-CASH FINANCING ACTIVITIES
Conversion of notes for common stock	0		0	300,000	912,099	912,099
Value of debt assigned to warrants	176,716	93,201	36,649	93,201	129,850	306,566
Non-cash debt modification costs	$ 143,000	$ 0				$ 143,000